Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Shares To Be Issued [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2014	$ (774,626)	$ 0	$ 36,622		$ 1,736,247	$ (2,589,235)	$ 41,740
Opening Balance (in shares) at Mar. 31, 2014		0	36,621,885
Issuance of common shares for cash (Note 8(i))	2,616,062	$ 0	$ 10,792		2,605,270	0	0
Issuance of common shares for cash (in shares) (Note 8(i))		0	10,792,335
Shares issues on conversion of loans (Notes 8(ii) and (iii))	239,746	$ 0	$ 1,012		238,734	0	0
Shares issues on conversion of loans (in shares) (Notes 8(ii) and (iii))		0	1,012,142
Beneficial conversion feature (Note 6)	27,677	$ 0	$ 0		27,677	0	0
Shares issued on exercise of stock options	228,875	$ 0	$ 1,311		227,564	0	0
Shares issued on exercise of stock options (in shares)		0	1,310,734
Share issue costs (Note 8(i))	(11,609)	$ 0	$ 0		(11,609)	0	0
Share compensation expense (Note 9)	112,573	$ 0	$ 0	$ 0	112,573	0	0
Share compensation expense (in shares) (Note 9)		0	0
Net loss for the year/period	(2,464,747)	$ 0	$ 0		0	(2,464,747)	0
Foreign currency translation	(24,390)	0	0		0	0	(24,390)
Closing Balance at Dec. 31, 2014	(50,439)	$ 0	$ 49,737		4,936,456	(5,053,982)	17,350
Closing Balance (in shares) at Dec. 31, 2014		0	49,737,096
Effect of the Reverse Acquisition	0	$ 0	$ 6,000	0	(6,000)	0	0
Effect of the Reverse Acquisition (in shares)		1	6,000,063
Shares issued on private placement (Notes 8(v) and (xii))	4,789,404	$ 0	$ 16,408	0	4,772,996	0	0
Shares issued on private placement (in shares) (Notes 8(v) and (xii))		0	16,408,250
Shares to be issued for services (Note 8(xiii))	98,900	$ 0	$ 0	98,900	0	0	0
Shares to be issued for services (in shares) (Note 8(xiii))		0	0
Share compensation expense (Note 9)	1,709,230	$ 0	$ 283	0	1,708,947	0	0
Share compensation expense (in shares) (Note 9)		0	282,904
Net loss for the year/period	(5,593,906)	$ 0	$ 0		0	(5,593,906)	0
Foreign currency translation	24,799	0	0		0	0	24,799
Closing Balance at Dec. 31, 2015	$ 977,988	$ 0	$ 72,428	$ 98,900	$ 11,412,399	$ (10,647,888)	$ 42,149
Closing Balance (in shares) at Dec. 31, 2015		1	72,428,313